Financial assets at fair value through profit or loss and designated at fair value through profit or loss - Securities (Details Narrative) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
At Fair Value through Profit or Loss	R$ 654,194	R$ 568,354
Itau Vida e Previdencia S.A. [Member]
IfrsStatementLineItems [Line Items]
At Fair Value through Profit or Loss	287,919	253,287
Financial assets at fair value through profit or loss, classified as held for trading, category [member]
IfrsStatementLineItems [Line Items]
Securities pledged as Guarantee of Funding of Financial Institutions and Clients	122,909	130,673
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Brazilian Government Securities [member]
IfrsStatementLineItems [Line Items]
Securities pledged as Guarantee of Funding of Financial Institutions and Clients	108,595	118,798
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Government securities - Latin America [member]
IfrsStatementLineItems [Line Items]
Securities pledged as Guarantee of Funding of Financial Institutions and Clients	2,539	87
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Corporate Securities [Member]
IfrsStatementLineItems [Line Items]
Securities pledged as Guarantee of Funding of Financial Institutions and Clients	R$ 11,775	R$ 11,788